                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03128

Morgan Stanley Dividend Growth Securities Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2006

Date of reporting period: May 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY DIVIDEND GROWTH SECURITIES INC.
PORTFOLIO OF INVESTMENTS   MAY 31, 2005   (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------


     NUMBER OF
      SHARES                                                                                                  VALUE
--------------------                                                                                   --------------------

                               COMMON STOCKS (99.4%)
                               Aerospace & Defense (0.9%)
            991,200            Northrop Grumman Corp.                                                          $55,229,664
                                                                                                       --------------------

                               Aluminum (0.3%)
            758,000            Alcoa, Inc.                                                                      20,541,800
                                                                                                       --------------------

                               Apparel/Footwear (1.7%)
          1,859,800            V.F. Corp.                                                                      104,948,514
                                                                                                       --------------------

                               Auto Parts: O.E.M. (1.2%)
          1,332,300            Johnson Controls, Inc.                                                           75,488,118
                                                                                                       --------------------

                               Beverages: Non-Alcoholic (2.5%)
          3,518,500            Coca-Cola Co. (The)                                                             157,030,655
                                                                                                       --------------------

                               Biotechnology (1.2%)
            815,400            Amgen, Inc.*                                                                     51,027,732
            311,500            Genentech, Inc.*                                                                 24,686,375
                                                                                                       --------------------
                                                                                                                75,714,107
                                                                                                       --------------------
                               Casino/Gaming (0.5%)
            771,540            Las Vegas Sands Corp.*                                                           27,976,040
                                                                                                       --------------------

                               Chemicals: Agricultural (1.0%)
          1,048,800            Monsanto Co.                                                                     59,781,600
                                                                                                       --------------------

                               Chemicals: Major Diversified (1.9%)
          2,072,300            Dow Chemical Co. (The)                                                           93,854,467
            480,400            Rohm & Haas Co.                                                                  22,410,660
                                                                                                       --------------------
                                                                                                               116,265,127
                                                                                                       --------------------
                               Computer Communications (1.4%)
          3,433,700            Juniper Networks, Inc.*                                                          88,040,068
                                                                                                       --------------------

                               Computer Processing Hardware (2.1%)
          1,258,600            Apple Computer, Inc.*                                                            49,979,006
          2,063,300            Dell, Inc.*                                                                      82,305,037
                                                                                                       --------------------
                                                                                                               132,284,043
                                                                                                       --------------------
                               Data Processing Services (0.7%)
          1,199,600            First Data Corp.                                                                 45,380,868
                                                                                                       --------------------

                               Discount Stores (3.6%)
          4,145,600            Target Corp.                                                                    222,618,720
                                                                                                       --------------------

                               Drugstore Chains (2.3%)
          2,572,500            CVS Corp.                                                                       141,101,625
                                                                                                       --------------------

                               Electric Utilities (3.1%)
          2,692,900            Exelon Corp.                                                                    126,162,365
          1,629,000            FPL Group, Inc.                                                                  66,218,850
                                                                                                       --------------------
                                                                                                               192,381,215
                                                                                                       --------------------
                               Finance/Rental/Leasing (1.2%)
            429,000            Freddie Mac                                                                      27,902,160
          2,030,500            MBNA Corp.                                                                       42,823,245
                                                                                                       --------------------
                                                                                                                70,725,405
                                                                                                       --------------------




                               Financial Conglomerates (5.0%)
          3,460,200            Citigroup, Inc.                                                                 163,010,022
          1,769,900            JPMorgan Chase & Co.                                                             63,273,925
            305,300            Prudential Financial, Inc.                                                       19,328,543
            776,100            UBS AG (ADR) (Switzerland)                                                       60,031,335
                                                                                                       --------------------
                                                                                                               305,643,825
                                                                                                       --------------------
                               Financial Publishing/Services (0.7%)
            961,200            McGraw-Hill Companies, Inc. (The)                                                41,965,992
                                                                                                       --------------------

                               Food: Major Diversified (3.4%)
          3,675,200            PepsiCo, Inc.                                                                   206,913,760
                                                                                                       --------------------

                               Home Improvement Chains (1.4%)
          2,155,200            Home Depot, Inc. (The)                                                           84,807,120
                                                                                                       --------------------

                               Hotels/Resorts/Cruiselines (0.4%)
            489,400            Carnival Corp. (Panama)                                                          25,889,260
                                                                                                       --------------------

                               Household/Personal Care (5.2%)
          3,636,900            Avon Products, Inc.                                                             144,530,406
          3,234,200            Procter & Gamble Co. (The)                                                      178,366,130
                                                                                                       --------------------
                                                                                                               322,896,536
                                                                                                       --------------------
                               Industrial Conglomerates (10.5%)
          2,646,500            3M Co.                                                                          202,854,225
          5,457,300            General Electric Co.                                                            199,082,304
          2,334,300            United Technologies Corp.                                                       249,069,810
                                                                                                       --------------------
                                                                                                               651,006,339
                                                                                                       --------------------
                               Information Technology Services (2.6%)
          2,128,600            International Business Machines Corp.                                           160,815,730
                                                                                                       --------------------

                               Integrated Oil (6.7%)
          3,103,800            BP PLC (ADR) (United Kingdom)                                                   186,848,760
          4,037,900            Exxon Mobil Corp.                                                               226,929,980
                                                                                                       --------------------
                                                                                                               413,778,740
                                                                                                       --------------------
                               Internet Software/Services (1.0%)
          1,610,800            Yahoo!, Inc.*                                                                    59,921,760
                                                                                                       --------------------

                               Investment Banks/Brokers (2.3%)
            492,900            Goldman Sachs Group, Inc. (The)                                                  48,057,750
          1,722,000            Merrill Lynch & Co., Inc.                                                        93,435,720
                                                                                                       --------------------
                                                                                                               141,493,470
                                                                                                       --------------------
                               Investment Managers (1.0%)
          2,203,800            Mellon Financial Corp.                                                           61,177,488
                                                                                                       --------------------

                               Life/Health Insurance (1.4%)
          1,920,900            Lincoln National Corp.                                                           87,458,577
                                                                                                       --------------------

                               Major Banks (4.8%)
          4,474,400            Bank of America Corp.                                                           207,254,208
            394,800            Comerica, Inc.                                                                   22,061,424
          1,973,300            KeyCorp                                                                          64,645,308
                                                                                                       --------------------
                                                                                                               293,960,940
                                                                                                       --------------------
                               Major Telecommunications (2.2%)
          3,870,700            Verizon Communications, Inc.                                                    136,945,366
                                                                                                       --------------------

                               Managed Health Care (2.4%)
          1,431,600            Caremark Rx, Inc.*                                                               63,935,256
          1,741,600            UnitedHealth Group, Inc.                                                         84,606,928
                                                                                                       --------------------
                                                                                                               148,542,184
                                                                                                       --------------------
                               Media Conglomerates (0.2%)
            757,600            News Corp. (Class B)                                                             12,659,496
                                                                                                       --------------------




                               Medical Specialties (2.0%)
             97,300            Alcon, Inc.(ADR) (Switzerland)                                                    9,950,871
            751,200            Fisher Scientific International, Inc.*                                           46,919,952
          1,238,100            Medtronic, Inc.                                                                  66,547,875
                                                                                                       --------------------
                                                                                                               123,418,698
                                                                                                       --------------------
                               Multi-Line Insurance (0.4%)
            453,800            American International Group, Inc.                                               25,208,590
                                                                                                       --------------------

                               Office Equipment/Supplies (2.6%)
          3,560,100            Pitney Bowes, Inc.                                                              158,816,061
                                                                                                       --------------------

                               Oil & Gas Production (0.9%)
          1,869,733            XTO Energy, Inc.                                                                 58,186,091
                                                                                                       --------------------

                               Oilfield Services/Equipment (0.7%)
          1,039,500            Halliburton Co.                                                                  44,428,230
                                                                                                       --------------------

                               Other Consumer Services (0.7%)
          1,178,800            eBay, Inc.*                                                                      44,806,188
                                                                                                       --------------------

                               Packaged Software (2.6%)
          4,807,900            Microsoft Corp.                                                                 124,043,820
            922,000            SAP AG (ADR) (Germany)                                                           38,032,500
                                                                                                       --------------------
                                                                                                               162,076,320
                                                                                                       --------------------
                               Pharmaceuticals: Major (7.4%)
            913,100            Abbott Laboratories                                                              44,047,944
          2,960,900            Bristol-Myers Squibb Co.                                                         75,088,424
          1,655,000            Johnson & Johnson                                                               111,050,500
          3,210,800            Pfizer, Inc.                                                                     89,581,320
          3,096,700            Wyeth                                                                           134,303,879
                                                                                                       --------------------
                                                                                                               454,072,067
                                                                                                       --------------------
                               Property - Casualty Insurers (0.2%)
            146,600            Progressive Corp. (The)                                                          14,083,862
                                                                                                       --------------------

                               Railroads (0.3%)
            372,600            Burlington Northern Santa Fe Corp.                                               18,413,892
                                                                                                       --------------------

                               Semiconductors (3.4%)
          4,272,500            Intel Corp.                                                                     115,058,425
          1,131,600            Marvell Technology Group, Ltd. (Bermuda)*                                        46,350,336
          1,644,200            Texas Instruments Inc.                                                           45,445,688
                                                                                                       --------------------
                                                                                                               206,854,449
                                                                                                       --------------------
                               Telecommunication Equipment (0.9%)
          1,417,800            QUALCOMM, Inc.                                                                   52,827,228
                                                                                                       --------------------

                               Trucks/Construction/Farm Machinery (0.5%)
            494,000            Deere & Co.                                                                      32,678,100
                                                                                                       --------------------

                               TOTAL COMMON STOCKS
                                 (Cost $2,802,305,924)                                                       6,137,253,928
                                                                                                       --------------------

     PRINCIPAL
     AMOUNT IN
     THOUSANDS
--------------------
                               SHORT-TERM INVESTMENT (0.5%)
                               REPURCHASE AGREEMENT
            $32,921            Joint repurchase agreement account 3.04%
                               due 06/01/05 (dated 5/31/05; proceeds $32,923,780)(a)
                                (Cost $32,921,000)                                                              32,921,000
                                                                                                       --------------------




                               TOTAL INVESTMENTS
                                 (Cost $2,835,226,924) (b)                                  99.9%            6,170,174,928
                               OTHER ASSETS IN EXCESS OF LIABILITIES                         0.1                 4,381,562
                                                                                          ----------   --------------------
                               NET ASSETS                                                  100.0%           $6,174,556,490
                                                                                          ==========   ====================


--------------

ADR  American Depositary Receipt.

 *   Non-income producing security.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,349,108,505 and the aggregate gross unrealized depreciation is $14,160,501, resulting in net unrealized appreciation of
     $3,334,948,004.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Dividend Growth Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2005

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Dividend Growth
     Securities Inc.;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 20, 2005

                                                  /s/ Ronald E. Robison
                                                  Ronald E. Robison
                                                  Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Dividend Growth
     Securities Inc.;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 20, 2005

                                                /s/ Francis Smith
                                                Francis Smith
                                                Principal Financial Officer